Property and equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Accrued expenses for property and equipment	$ 0.0	$ 0.2
Computer hardware | Minimum
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	3 years
Computer hardware | Maximum
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Machinery and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Furniture and fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years